BALANCE SHEET COMPONENTS - Additional Information (Details)			1 Months Ended		3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Oct. 14, 2025 USD ($)	Jul. 17, 2025 USD ($)	Apr. 30, 2025 USD ($)	Nov. 30, 2023	Sep. 30, 2025 USD ($) ft² shares	Sep. 30, 2024 USD ($)	Apr. 30, 2025	Sep. 30, 2025 USD ($) ft² shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Public Utilities, Inventory [Line Items]
Write-down of inventory					$ 0	$ 0		$ 0	$ 28,012	$ 28,012	$ 640,000
Inventory was written down to net realizable value					1,526,467			1,526,467
Depreciation and amortization					0	$ 206,718		$ 446,449	$ 596,256	790,529	505,898
Lease agreement description								As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the nine months ended September 30, 2025.
No longer had control over the inventory and that recovery not probable due to inventory written down to net realizable value					0			$ 0
Net book value					0			0
Inventory value					0			0		1,526,467	1,456,275
Property and equipment, net					0			0		4,834,729	5,650,976
No longer had control over the inventory and that recovery not probable due to inventory written down to net realizable value					0			0
Property and equipment leased location net book value					0			0
Restricted cash					875,141			875,141		0
Inventory, Net					0			0		1,526,467	1,456,275
Property and equipment, net					0			0		$ 4,834,729	$ 5,650,976
Loss on extinguishment of accounts payable								6,513,554
Change in fair value of settlement liability					$ 2,584,724			$ 2,584,724
Letter of Credit [Member]
Public Utilities, Inventory [Line Items]
Letter of credit, expiration date								Aug. 31, 2026
Letter of credit, collateral release period								30 days
Letter of credit, interest earned on cash collateral					1.00%			1.00%
COLORADO [Member] | Office Building [Member]
Public Utilities, Inventory [Line Items]
Area of land | ft²					27,900			27,900		27,900
Operating lease extended expiry				2025-06				2025-06
Centennial Tech Industrial Owner LLC [Member]
Public Utilities, Inventory [Line Items]
Landlord obtained default judgment against the Company			$ 409,278							$ 409,278
Accrued interest rate							10.00%
Centennial Tech Industrial Owner LLC [Member] | Subsequent Event [Member]
Public Utilities, Inventory [Line Items]
Payments for legal settlement	$ 130,000
Silverback Capital Corporation [Member]
Public Utilities, Inventory [Line Items]
Settlement amount		$ 5,662,479
Silverback Capital Corporation [Member] | Claims Settlement [Member]
Public Utilities, Inventory [Line Items]
Settlement amount					$ 4,262,479
Common stock average closing price		$ 0.307
Percentage of trading price		75.00%
Ownership limitation percentage		4.99%
Settlement fee issued in shares | shares					400,000			400,000
Derecognition of accounts payable		$ 3,113,854
Claims settlement liability recognized		$ 9,627,408
Settlement shares issued | shares					42,564,420
Aggregate fair value of issued settlement shares					$ 6,540,488